Intangible Assets - Summary of Intangible Assets Related to Internally Generated Software (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Intangible Assets [Line Items]
Net book amount	$ 57,887	$ 51,443
Additions	20,942	17,260
Amortization of the period	(15,511)	(10,816)	$ (6,891)
Net book amount	63,318	57,887	51,443
Cost
Disclosure Of Intangible Assets [Line Items]
Net book amount	80,347	63,087
Net book amount	101,289	80,347	63,087
Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Net book amount	(22,460)	(11,644)
Net book amount	$ (37,971)	$ (22,460)	$ (11,644)